Intangible Assets (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Gross carrying amount of other intangible assets	$ 72,300
Intangible assets accumulated amortization	51,300
Estimated aggregate amortization expense, Year 2017	4,900
Estimated aggregate amortization expense, Year 2018	4,700
Estimated aggregate amortization expense, Year 2019	4,500
Estimated aggregate amortization expense, Year 2020	1,700
Estimated aggregate amortization expense, Year 2021	1,600
Goodwill [Line Items]
Goodwill	191,371	$ 191,307	$ 145,932	$ 141,943
Non Strategic [Member]
Goodwill [Line Items]
Gross goodwill	200,000
Accumulated impairments	114,100
Accumulated divestiture related write-offs	85,900
Goodwill	$ 0